Deposits by Banks - Schedule of Deposits by Banks (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of deposits from banks [line items]
Deposits from banks	£ 14,359	£ 17,824
Items in Course of Transmission [member]
Disclosure of deposits from banks [line items]
Deposits from banks	337	262
Deposits Held as Collateral [member]
Disclosure of deposits from banks [line items]
Deposits from banks	2,175	4,058
Other Deposits [member]
Disclosure of deposits from banks [line items]
Deposits from banks	£ 11,847	£ 13,504